Accounts receivable, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)
Accounts Receivable Net [Line Items]
Accounts receivable, gross				¥ 224,791		¥ 191,144
Less: allowance for doubtful receivables	¥ (58,791)	¥ (58,791)	¥ (31,214)	(55,220)		(58,791)
Accounts receivable, net				¥ 169,571	$ 24,423	¥ 132,353
Summary of allowance for doubtful accounts
Balance at beginning of the year	(58,791)	(57,342)	(31,214)
(Additions)/reversals charged to general and administrative expenses, net	3,571	(1,449)	(26,246)
Write-off during the year			118
Balance at end of the year	¥ (55,220)	¥ (58,791)	¥ (57,342)